Deposits and Advances to Contractors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Advance paid to contractors	$ 934	$ 12,171
Decrease against longterm deposits	509
Advances applied to Lindero construction and other expenditures	15,450	50,650
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance paid to contractors	934	12,164
New Deposits Of Equipment and Advances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance paid to contractors	$ 4,729	$ 19,175